Plan Description - Additional Information (Details) - EBP 001					12 Months Ended
	Apr. 22, 2026 USD ($)	Apr. 15, 2026 USD ($) Participant	Jan. 01, 2026 USD ($)	Jan. 01, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Increase in net assets available for benefits resulting from participant reinvestments into Plan				$ 2,085,000	$ 0	$ 2,085,000
Employee benefit plan, increase in participant contribution percentage					1.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount					$ 23,500	23,000
Employee benefit plan, employer contribution, participant compensation matched, percentage					4.00%
Employee benefit plan, forfeited nonvested account, decrease from employer contribution					$ 39,000	19,000
Employee benefit plan, participant account, minimum borrowing amount					1,000
Employee benefit plan, participant account, maximum borrowing amount					$ 50,000
Employee benefit plan, participant account, maximum borrowing, to total account, percentage					50.00%
Employee benefit plan, participant loan, variable interest rate description					United States (“U.S.”) prime lending rate plus 1%
Employee benefit plan, participant loan, variable interest rate					1.00%
Employee benefit plan, participant loan origination fee					$ 75
First 3% of Employees Eligible Pay Contribution
EBP, Description of Plan [Line Items]
Employee benefit plan, employer contribution, matching percentage					100.00%
Employee benefit plan, employer contribution, participant compensation matched, percentage					3.00%
Next 2% of Employees Eligible Pay Contribution
EBP, Description of Plan [Line Items]
Employee benefit plan, employer contribution, matching percentage					50.00%
Employee benefit plan, employer contribution, participant compensation matched, percentage					2.00%
Subsequent Event
EBP, Description of Plan [Line Items]
Employee benefit plan, number of participants | Participant		700
Increase in net assets available for benefits resulting from participant reinvestments into Plan	$ 3,506,000	$ 255,820,000
Employee benefit plan, employer contribution, matching percentage			100.00%
Employee benefit plan, employer contribution, participant compensation matched, percentage			4.00%
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution percentage					1.00%
Employee benefit plan, participant loan, interest rate					4.25%
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution percentage					50.00%
Employee benefit plan, additional participant contribution					$ 7,500	$ 7,500
Employee benefit plan, participant loan, interest rate					9.50%
Maximum | Subsequent Event
EBP, Description of Plan [Line Items]
Employee benefit plan, additional participant contribution			$ 11,250